Note 12 - Share Capital (Tables)	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
(thousands of Canadian dollars)
	2022		2021
	Shares	Amount	Shares	Amount

Common shares:

Balance, beginning of the year	27,441,082	$227,674	21,123,559	$152,612
Issued during the year	-	-	6,325,000	75,101
Cancelled during the year	(195,300)	(1,692)	(7,477)	(39)

Outstanding, end of year	27,245,782	$225,982	27,441,082	$227,674

Series 1 preferred shares:

Outstanding, beginning and end of year	1,461,460	$13,647	1,461,460	$13,647

Series 3 preferred shares:
Balance, beginning of the year	-	$-	1,681,320	$15,690
Redemption of preferred shares	-	-	(1,681,320)	(15,690)

Outstanding, end of year	-	$-	-	$-

Total share capital		$239,629		$241,321